Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Offices Segment Branches Contract	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Contract
Summary of Significant Accounting Policies [Line Items]
Real estate development and construction maximum family residential units	4
Real estate development and construction minimum family residential units	1
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of full service banking branches	23
Number of loan production offices	1
Number of operating segment	1
Interest-earning deposits with original maturities	120 days or less
Reserves at Federal Reserve Bank Average	$ 1,000,000	$ 824,000
Unrealized Losses	15% or more
Interest income is not accrued for loans delinquent	90 days or greater
Non-accrual loan placed back on accrual status delinquency	Less than 90 days
Loans experiencing insignificant payment delays	Less than 90 days
Larger commercial loans and commercial real estate loans	60 days
Consumer loans charged down to the fair value of collateral securing the asset due for open-end loans	180 days
Consumer loans charged down to the fair value of collateral securing the asset due for closed-end loans	120 days
Consumer loans charged down to the net realizable value	90 days
Par value of Federal Home Loan Bank Stock	100
Goodwill	41,599,000	41,599,000
Core deposit intangible Assets are Amortized	10 years
Amortization of finite lived assets expected on the year 2013	170,000
Amortization of finite lived assets expected on the year 2014	110,000
Amortization of finite lived assets expected on the year 2015	8,000
Fair value of the servicing asset	14,000
Company recovered a portion of the impairment valuation	9,000
Remaining impairment valuation	15,000	24,000	30,000
Amortization taken on the servicing asset	10,000	14,000	14,000
Total loans serviced	5,800,000	10,200,000	14,800,000
Advertising expenses	613,000	612,000	608,000
Notional amount of interest rate cap derivatives	170,000,000
Interest rate cap contracts outstanding	16
Number of interest rate swap contracts				2
Interest payment in junior subordinated notes	35,000,000
Minimum cumulative percentage change in anticipated cash flows	80.00%
Maximum cumulative percentage change in anticipated cash flows	125.00%
Stock-based compensation expense	575,000	377,000	355,000
Amounts charged to current earnings	0
Tax benefit from compensation expense	73,000	1,000	20,000
Unrecognized compensation cost	332,000	254,000	254,000	53,000
Share based compensation expense recognized, years	4 years	3 years	2 years	1 year
Tax benefits which have been classified as financing cash inflows	48,000	55,000	74,000
Weighted average fair value of stock option granted	$ 3.65	$ 3.94	$ 4.76
Total intrinsic value of options exercised	229,000	287,000	192,000
Total intrinsic value of in-the-money stock options	3,100,000	2,500,000	2,700,000
Total intrinsic value of the exercisable stock options	2,000,000	1,600,000		1,800,000
Unallocated shares controlled by the ESOP	2,242,511	2,111,061	0
Unallocated shares controlled by the ESOP	246,746	329,656
Furniture and Equipment [Member] | Core Deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Core deposit intangible	288,000	539,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Core deposit intangible	$ 288,000	$ 539,000
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	50 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	50 years
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	10 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	10 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	25 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	25 years
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	3 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	3 years
AMSCO Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	51.00%